CONDENSED, CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (Predecessor, USD $) In Millions, unless otherwise specified	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2013	May 13, 2014	Sep. 30, 2013
Predecessor
Aircraft impairment charges on flight equipment held for use	$ 1,104.6	$ 0	$ 1,139.9
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed	$ 57.5	$ 49.2	$ 185.1